DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES	12 Months Ended
Dec. 31, 2012
DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES
DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES

20. DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES

Cash flow hedging

        In 2009, 2008 and 2007 the Group entered into variable-to-fixed interest rate swap agreements to manage the exposure of changes in variable interest rate related to its debt obligations. The instruments qualify for cash flow hedge accounting under U.S. GAAP requirements. Each interest rate swap matches the exact maturity dates of the underlying debt allowing for highly-effective hedges. Interest rate swap contracts outstanding as of December 31, 2012 mature in 2013-2015.

        In aggregate the Group entered into interest rate swap agreements designated to manage the exposure of changes in variable interest rate relate to 28.1% of the Group's USD- and Euro- denominated bank loans outstanding as of December 31, 2012.

        In addition to the above, the Group has also entered into several cross-currency interest rate swap agreements. These contracts hedged the risk of both interest rate and currency fluctuations and assumed periodic exchanges of both principal and interest payments from RUB-denominated amounts to USD and Euro-denominated amounts to be exchanged at a specified rate. The rate was determined by the market spot rate upon issuance. Cross-currency interest rate swap contracts mature in 2019.

        The Group entered into cross-currency interest rate swap agreements designated to manage the exposure of changes in variable interest rate and currency exchange rate for 13.1% of its USD- and Euro-denominated bank loans outstanding as of December 31, 2012.

        The following table presents the fair value of the Group's derivative instruments designated as hedges in the consolidated statements of financial position as of December 31, 2012 and 2011.

		December 31,
	Statement of financial position location	2012	2011
Asset derivatives
Cross-currency interest rate swaps	Other non-current assets	3,261	—
Interest rate swaps	Other non-current assets	$1,197	$2,341

Total		$4,458	$2,341

Liability derivatives
Interest rate swaps	Other long-term liabilities	$(12,715)	$(14,676)
Interest rate swaps	Other payables	(542)	(1,283)

Total		$(13,257)	$(15,959)

        The following table presents the effect of the Group's derivative instruments designated as hedges in the consolidated statements of operations and comprehensive income for the years ended December 31, 2012, 2011 and 2010. The amounts presented include ineffective portion of derivative instruments and amounts reclassified into earnings from accumulated other comprehensive income.

		Year ended December 31,
	Location of loss recognized	2012	2011	2010
Interest rate swaps	Interest expense	$(14,132)	$(13,502)	$(32,726)
Cross-currency interest rate swaps	Currency exchange and transaction loss	(7,856)	(1,862)	(37,820)

Total		$(21,988)	$(15,364)	$(70,546)

        The following table presents the amount of ineffective portion of Group's derivative instruments designated as hedges in the consolidated statements of operations and comprehensive income for the years ended December 31, 2012, 2011 and 2010.

		Year ended December 31,
	Location of gain/(loss) recognized	2012	2011	2010
Interest rate swaps	Interest expense	$(6,224)	$7,978	$3,541
Cross-currency interest rate swaps	Currency exchange and transaction gain/(loss)	—	(1,862)	2,011

Total		$(6,224)	$6,116	$5,552

        In February 2011, the Group repaid the full amount due under the Barclays bank credit facility granted in 2005 with an original maturity in 2014. The voluntary prepayment of principal and interest in the amount of $46.3 million resulted in an immediate termination of the hedging relationship between designated interest rate swap agreements and the credit facility.

        In October 2010, the Group repaid the full amount due under the Syndicated Loan Facility granted to MTS OJSC in 2006 with an original maturity in 2011. The voluntary prepayment of principal and interest of $162.2 million resulted in an immediate termination of the hedging relationship between designated cross-currency interest rate swap agreements and the Syndicated Loan Facility.

        In February 2010, the Group repaid the full amount due under the Syndicated Loan Facility granted to MTS OJSC in 2009 with an original maturity in 2011-2012. The voluntary prepayment of principal and interest in the amount of $707.4 million resulted in an immediate termination of the hedging relationship between designated interest rate swap agreements and the Syndicated Loan Facility.

        After the termination of hedge relationships the amounts accumulated in other comprehensive income and associated with the prepaid debt have been reclassified to earnings, going forward those derivatives are marked to market through earnings.

        The following table presents the amount of accumulated other comprehensive loss reclassified into earnings during the years ended December 31, 2012, 2011 and 2010 due to termination of hedging relationships.

		Year ended December 31,
	Location of (loss) recognized	2012	2011	2010
Interest rate swaps	Interest expense	$—	$(2,032)	$(12,020)
Cross-currency interest rate swaps	Currency exchange and transaction (loss)	—	—	(3,228)

Total		$—	$(2,032)	$(15,248)

        The following table presents the effect of the Group's interest rate swap agreements designated as hedges in accumulated other comprehensive income for the years ended December 31, 2012, 2011 and 2010.

	2012	2011	2010
Accumulated derivatives loss, beginning of the year, net of tax of $1,875, $3,716, $10,073, respectively	$(7,501)	$(14,865)	$(40,293)
Fair value adjustments on hedging derivatives, net of tax of $1,832, $795, $9,939, respectively	(7,330)	(3,181)	(39,757)
Amounts reclassified into earnings during the period, net of tax of $(3,885), $(2,636), $(16,296), respectively	15,543	10,545	65,185

Accumulated derivatives loss, end of the year, net of tax of $(178), $1,875, $3,716	$712	$(7,501)	$(14,865)

        As of December 31, 2012, the outstanding hedge instruments were highly effective. Approximately $3.0 million of net loss is expected to be reclassified into net income during the next twelve months.

        Cash inflows and outflows related to hedge instruments were included in cash flows from operating and financing activities in the consolidated statement of cash flows for the years ended December 31, 2012, 2011 and 2010.

Non-designated derivative instruments

        Foreign currency options—In 2010 and 2009 the Group entered into foreign currency option agreements to manage the exposure to changes in currency exchange rates related to USD-denominated debt obligations. According to the agreements, the Group had a combination of put and call option rights to acquire $330.0 million at rates within a range specified in contracts. These contracts were not designated for hedge accounting purposes. These currency option agreements matured in 2012.

        The following table presents the fair value of the Group's derivative instruments not designated as hedges in the consolidated statements of financial position as of December 31, 2012 and 2011.

		December 31,
	Statement of financial position location	2012	2011
Asset derivatives:
Foreign currency options	Other current assets	$—	$894

Total		$—	$894

        The following table presents the effect of the Group's derivative instruments not designated as hedges on the consolidated statements of operations and comprehensive income for the years ended December 31, 2012, 2011 and 2010.

		Year ended December 31,
	Location of gain/(loss) recognized	2012	2011	2010
Foreign currency options	Currency exchange and transaction (loss)/gain	$(117)	$3,258	$1,916

Total		$(117)	$3,258	$1,916

  Fair value of derivative instruments

        The Group measured assets and liabilities associated with derivative agreements at fair value Level 2 on a recurring basis. There were no assets and liabilities associated with derivative agreements measured at fair value Level 1 and Level 3 as of December 31, 2012 and 2011 (Note 2).

        The following fair value hierarchy table presents information regarding the Group's assets and liabilities associated with derivative agreements as of December 31, 2012 and 2011:

	Significant other observable inputs (Level 2) as of December 31, 2012	Significant other observable inputs (Level 2) as of December 31, 2011
Assets:
Interest rate swap agreements	$1,196	$2,341
Foreign currency options	—	$894
Cross-currency interest rate swap agreements	$3,261	—
Liabilities:
Interest rate swap agreements	$(13,257)	$(15,959)